Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 44,593	$ 44,423	$ 50,451
Weighted-average assumptions (net benefit cost)
Discount rate	3.75%	4.50%
Expected return on plan assets	7.00%	7.00%
Weighted-average rate of compensation increase	3.25%	3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 23,392	$ 22,833	25,123
Interest cost	46,083	46,027	44,229
Expected return on plan assets	(55,196)	(56,558)	(57,808)
Amortization of net actuarial loss	24,004	25,266	32,743
Net periodic benefit cost	$ 38,283	$ 37,568	$ 44,287
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.50%	4.25%
Expected return on plan assets	7.00%	7.25%	7.75%
Weighted-average rate of compensation increase	3.25%	3.25%	2.75%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 309	$ 331	$ 320
Interest cost	1,883	1,859	1,695
Amortization of net actuarial loss	1,441	1,383	1,293
Net periodic benefit cost	$ 3,633	$ 3,573	$ 3,308
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.50%	4.25%
Weighted-average rate of compensation increase	3.25%	3.25%	2.75%
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,468	$ 1,499	$ 1,641
Interest cost	3,232	3,180	2,999
Expected return on plan assets	(3,358)	(3,149)	(3,464)
Amortization of prior service cost	1,335	1,335	1,335
Amortization of net actuarial loss		417	345
Net periodic benefit cost	$ 2,677	$ 3,282	$ 2,856
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.50%	4.25%
Expected return on plan assets	7.00%	7.25%	7.75%